ACQUISITION OF S AND S BEVERAGE, INC (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 21, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 10, 2021
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions			$ 270,900	$ 243,000
Business Combination, Consideration Transferred				1,633,000
Payments to Acquire Businesses, Gross				340,000
Business Combination, Consideration Transferred, Liabilities Incurred				1,050,000
Asset impairment charges				$ 1,300,000
S And S Beverage Inc [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	9,000,000		9,000,000	9,000,000
Stock Issued During Period, Value, Acquisitions			$ 270,900	$ 243,000
Business Combination, Consideration Transferred	$ 1,050,000
Business Combination, Contingent Consideration, Asset	89,249
Payments to Acquire Businesses, Gross	$ 400,000	$ 8,586		$ 400,000
Business Acquisition, Share Price	$ 2.00			$ 0.27	$ 2.00
[custom:RemainingPaymentsToAcquireBusinessesGross]				$ 63,932
Business Combination, Consideration Transferred, Liabilities Incurred		$ 666,731		675,317
S And S Beverage Inc [Member] | Plan of Merger S and S [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Asset				$ 89,249
Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions			9,000,000	9,000,000
Stock Issued During Period, Value, Acquisitions			$ 90	$ 90
Common Stock [Member] | S And S Beverage Inc [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	9,000,000
Stock Issued During Period, Value, Acquisitions	$ 243,000